Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 10, 2014
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund II
Central Index Key	dei_EntityCentralIndexKey	0001364608
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2014
Document Effective Date	dei_DocumentEffectiveDate	Oct. 10, 2014
Prospectus Date	rr_ProspectusDate	Oct. 10, 2014
First Trust International IPO ETF
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the IPOX International Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels until October 10, 2016 and thereafter at 0.95% to represent the imposition of the 12b-1 fee of 0.25% per annum of the Fund's average daily net assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and/or depositary receipts that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust Advisors L.P. ("First Trust" or the "Advisor"), the Fund's investment advisor, seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned and is developed, maintained and sponsored by IPOX(R) Schuster LLC (the "Index Provider"). The Index is a market-cap weighted portfolio measuring the performance of the top 50 non-U.S. companies, including companies domiciled in emerging markets, ranked quarterly by market capitalization in the IPOX(R) Global Composite Index (the "Base Index"). The Index includes the 50 largest and typically most liquid initial public offerings ("IPOs") and spin-offs of companies legally domiciled outside the United States that are listed on a U.S. exchange. An IPO is a public offering in which the shares of stock in a company are sold to the general public for the first time on an exchange. On a quarterly basis, each stock in the Fund's portfolio is capped at 10% of the Fund's net assets. Additionally, at each quarterly rebalance, stocks whose weights exceed 5% of the Fund's net assets will not, in the aggregate, comprise more than 50% of the Fund's net assets. The Index Provider periodically calculates a constituent equity turnover to determine each constituent's eligibility for the Index based on its liquidity.

The Index methodology starts with the Base Index, a rules-based index that measures the global performance of IPOs and spin-offs. The applicable stocks in the Base Index are ranked by total market capitalization, which is the total number of shares outstanding times closing price. Generally, the Index is comprised of mid-, large- and mega- capitalization companies. Although market capitalization ranges are constantly fluctuating, the Index Provider generally considers mid- to large/mega- capitalization to be approximately $2 billion to $80 billion. The inception date of the Index was July 25, 2014. In general, eligible constituents are added to the Base Index on the sixth day of trading and remain eligible to be included in the Base Index for approximately four years. Because a component is generally eligible for the Index after six day of public trading, the Fund may not have access to the gains derived from the initial run-up in the IPO's price. The Fund may invest in the components of the Index through depository receipts, such as American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs"). The Fund initially anticipates having significant investments in financial companies and will be concentrated in a sector or industry to the extent that the Index is so concentrated. Due to the nature of the Index's methodology, the Fund anticipates experiencing relatively high turnover.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CHINA AND HONG KONG INVESTMENT RISK. The Fund may invest in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other emerging economies. The Fund is also subject to certain risks associated specifically with Hong Kong, including Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

CURRENCY RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. The Fund invests in equity securities. The value of the shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

INDEX CORRELATION RISK. You should anticipate that the value of Fund shares will decline more or less in correlation with any decline in the value of the Fund's Index.

IPO RISK. The Fund invests in companies that have recently conducted an initial public offering. The stocks of such companies are often subject to extreme price volatility and speculative trading. These stocks may have exhibited above-average price appreciation in connection with the initial public offering prior to inclusion in the Index. The price of stocks included in the Index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past.

MARKET RISK. Market risk is the risk that the underlying securities in which the Fund invests, or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940 (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES AND EMERGING MARKETS RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PORTFOLIO TURNOVER RISK. The Fund's investment strategy tracking the Index may frequently involve buying and selling portfolio securities. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, the securities held by the Fund will generally not be bought or sold in response to market fluctuations.

SMALLER COMPANIES RISK. The Fund invests in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at www.ftportfolios.com. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

First Trust International IPO ETF | First Trust International IPO ETF
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	$ 72
3 YEARS	rr_ExpenseExampleNoRedemptionYear03	$ 252

[1]	Although the Fund has adopted a 12b-1 plan that permits it to pay up to 0.25% per annum, it will not pay 12b-1 fees at any time before October 10, 2016.
[2]	The Fund had not commenced operations as of the date of this prospectus. "Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.